BORROWINGS (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Mortgage Debt And Bank Loans [Line Items]
Borrowings	$ 1,046.4	$ 842.4	$ 866.1
Due within one year
Mortgage Debt And Bank Loans [Line Items]
Borrowings	177.7	101.8	109.7
Due within one and two years
Mortgage Debt And Bank Loans [Line Items]
Borrowings	132.9	101.9	139.5
Due between two and three years
Mortgage Debt And Bank Loans [Line Items]
Borrowings	143.8	102.1	104.3
Due between three and four years
Mortgage Debt And Bank Loans [Line Items]
Borrowings	143.2	114.4	111.3
Due between four and five years
Mortgage Debt And Bank Loans [Line Items]
Borrowings	210.4	106.9	110.6
Due in more than five years
Mortgage Debt And Bank Loans [Line Items]
Borrowings	$ 238.4	$ 315.3	$ 290.7